PGIM 60/40 Allocation Fund
Schedule of Investments (unaudited) as of October 31, 2024
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
Domestic Equity — 59.5%
PGIM Quant Solutions Large-Cap Core Fund (Class R6)	2,772,695	$65,158,336
Fixed Income — 40.4%
PGIM Total Return Bond Fund (Class R6)	3,693,885	44,252,743

Total Long-Term Investments (cost $88,815,723)		109,411,079

Short-Term Investment 0.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $113,545)	113,545	113,545

TOTAL INVESTMENTS 100.0% (cost $88,929,268)(wa)		109,524,624
Liabilities in excess of other assets (0.0)%		(23,402)

Net Assets 100.0%		$109,501,222

(wa)	Represents investments in Funds affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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PGIM 60/40 Allocation Fund